Cash and cash equivalents (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Cash and cash equivalents.
Cash at bank	¥ 44,255	¥ 8,709
Cash held at a related party finance entity	200,023	502,289
Cash held at other financial institutions	35,142	5,448
Total	¥ 279,420	¥ 516,446